Post-Employment Benefits - Summary of Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - Present value of defined benefit obligation [member] kr in Millions	Dec. 31, 2021 SEK (kr)
Discount rate | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	kr 7.5
Discount rate +0.5%	(6.5)
Discount rate | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	1.0
Discount rate +0.5%	(0.9)
Discount rate | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	2.0
Discount rate +0.5%	(1.8)
Actuarial assumption of expected rates of inflation [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(5.2)
Discount rate +0.5%	6.0
Actuarial assumption of expected rates of inflation [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(1.4)
Discount rate +0.5%	1.5
Actuarial assumption of expected rates of salary increases [member] | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(1.4)
Discount rate +0.5%	1.5
Longevity | Sweden [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(3.1)
Discount rate +0.5%	3.1
Longevity | US [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.5)
Discount rate +0.5%	0.5
Longevity | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate -0.5%	(0.7)
Discount rate +0.5%	kr 0.7